Note 16 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Contingent Consideration, Liability	$ 46,952
Interest rate swap assets	911
Fair Value, Inputs, Level 1 [Member]
Business Combination, Contingent Consideration, Liability	0
Interest rate swap assets	0
Fair Value, Inputs, Level 2 [Member]
Business Combination, Contingent Consideration, Liability	0
Interest rate swap assets	911
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability	46,952	$ 67,248	$ 63,478
Interest rate swap assets	$ 0